EMPLOYEE BENEFITS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS AND LIABILITIES

NOTE 14: EMPLOYEE BENEFITS AND LIABILITIES

Employee benefits consist of short-term and post-employment benefits.

Post-employment benefits:

According to the Israeli labor laws and the Severance Pay Law, 1963 (the “Severance Pay Law”), the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14 of the Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit. The computation of the Company’s employee benefit liability is made according to the current employment contract based on the employee’s salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as defined benefit plan or as defined contribution plan, as detailed below.

Defined contribution plans:

Section 14 of the Severance Pay Law applies to all of the Company’s employees and provides that the fixed contributions paid by the Company into pension funds and/or insurance policies release the Company from any additional liability to employees for whom said contributions were made. These contributions benefits represent defined contribution plans.

Expense in respect of defined contribution plans was $390, $343 and $345 for the years ended December 31, 2024, 2023 and 2022, respectively.